Supplement dated September 12, 2014
to the Statement of Additional Information for Principal Funds, Inc.
dated December 30, 2013 as amended and restated June 11, 2014 and September 10, 2014

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS
Independent Directors
Add the following paragraph under Independent Directors:
Karen (“Karrie”) McMillan. Ms. McMillan has served as general counsel to the Investment Company Institute from 2007-2014. Prior to that (from 1999-2007), she worked as an attorney in private practice, specializing in the mutual fund industry. From 1991-1999, she served in various roles as counsel at the Securities and Exchange Commission, Division of Investment Management, including as Assistant Chief Counsel. Through her professional education and experience as an attorney, she is experienced in financial, investment and regulatory matters.
Management Information
Add the following row to the Independent Directors table under Management Information:

Name, Address and Year of Birth	Position(s) Held with Fund	Length of Time Served as Director	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Karen (“Karrie”) McMillan 655 9th Street Des Moines, IA 50392 1961	Director Member Operations Committee	Since 2014	Formerly, General Counsel, Investment Company Institute*	106	None
*Ms. McMillan served as an officer of the Investment Company Institute, a national association of U.S. investment companies. Appendix C provides information about the members of the Investment Company Institute’s Board of Governors who are affiliates of the Funds’ investment advisors.
Add the following column to the Independent Directors (not Considered to be “Interested Persons”) table:

Fund	McMillan*
Diversified Real Asset	A
Global Multi-Strategy	A
Preferred Securities	A
Total Fund Complex	A
*Ms. McMillan was not a director as of December 31, 2013.
Add a row to the table under Compensation:

Director	The Funds In this SAI*	Fund Complex
Karen (“Karrie”) McMillan**	$0	$0

**Director’s appointment effective September 10, 2014.

INVESTMENT ADVISORY AND OTHER SERVICES
Sub-Advisory Agreements for the Funds
Effective November 1, 2014, delete all of the sub-advisory fee information under Global Multi-Strategy (Cliffwater) and substitute:

Fund	First $500 million	Next $500 million	Next $1 billion	Next $3 billion	Assets Over $5 billion
Global Multi-Strategy (Cliffwater)	0.25%	0.20%	0.15%	0.10%	0.05%

PORTFOLIO HOLDINGS DISCLOSURE
Add the following paragraph under Policy prior to the paragraph beginning “The Fund's non-public portfolio holdings information policy applies without variation to… ”:
The Fund may also disclose to PGI, non-public portfolio holdings information relating to the underlying funds in which the Principal LifeTime Funds may invest to facilitate PGI’s management of the Principal LifeTime Funds. PGI may use underlying fund portfolio holdings information of funds managed by unaffiliated advisory firms solely for the purpose of managing the Principal LifeTime Funds.

Appendix C

The following persons served on the Board of Governors of the Investment Company Institute during the last two most recently completed calendar years, during which time Karen (“Karrie”) McMillan served as an officer (General Counsel) of ICI:

Company	Name of Officer of Investment Adviser/Principal Underwriter	Office Held	Period of Service on ICI Board*	Investment Adviser or Principal Underwriter/Control Person
AllianceBernstein	Robert M. Keith	Executive Managing Director	2010-present	AllianceBernstein, LP
American Century Investments	Jonathan Thomas	President and CEO	2008-present	American Century Investment Management, Inc.
BlackRock, Inc.	Paul L. Audet	Senior Managing Director and Head of U.S. Mutual Funds	2013-present	BlackRock Financial Management, Inc.
Legg Mason, Inc.	Joseph A. Sullivan	President and CEO	2013-present	Legg Mason
Dimensional Fund Advisors LP	Catherine L. Newell	General Counsel	2013-present	Dimensional Fund Advisors LP
Goldman Sachs Mutual Funds	James A. McNamara	President and CEO	2008-present	Goldman Sachs Asset Management, L.P.
Prudential Investments	Stuart S. Parker	President	2012-present	Jennison Associates LLC
JPMorgan Asset Management	George C.W. Gatch	CEO, JPMorgan Funds	2001-present	J.P. Morgan Investment Management, Inc.
Natixis Global Asset · Management, L.P.	John T. Hailer	President and CEO, U.S. and Asia	2009-present	Loomis, Sayles & Company, L.P.
Neuberger Berman Management LLC	Robert Conti	CEO	2013-present	Neuberger Berman Fixed Income, LLC
PIMCO Funds	Brent R. Harris	Chairman	1995-present	Allianz Group/Pacific Investment Management Company LLC
Allianz Global Investors U.S. LLC	Brian J. Gaffney	CEO	2013-present	Allianz Group/Pacific Investment Management LLC
Fidelity Management & Research Company	Jacques P. Perold	President	2010-present	Pyramis Global Advisors, LLC
Nuveen Investments	Thomas S. Schreier Jr.	Vice Chairman, Wealth Management	2007-present	Symphony Asset Management LLC
T. Rowe Price Group, Inc.	Edward C. Bernard	Vice Chairman	2006-present	T. Rowe Price Associates, Inc.
*As of December 31, 2013

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